Goodwill and Other Intangible Assets, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 15,908	$ 66,173	$ 63,806	$ 66,173
Franchise Agreements [Member]
Intangible asset, useful life	13 years		13 years
Non-compete Agreements [Member]
Intangible asset, useful life	5 years		5 years